Medical Costs and Medical Costs Payable (The Components of the Change in Medical Costs Payable) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Medical Costs and Medical Costs Payable
Medical costs payable, beginning of period	$ 9,362	$ 8,664	$ 8,331
Acquisitions	0	252	331
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)
Total reported medical costs	68,841	65,289	60,359
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)
Total claim payments	(68,983)	(64,843)	(60,357)
Medical costs payable, end of period	$ 9,220	$ 9,362	$ 8,664